Taxation (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation [Line Items]
Unrecognized accrual tax (in Dollars)			$ 1,990
Deferred tax assets related to tax loss carry forwards (in Dollars)			$ 1,990
Borqs HK [Member]
Taxation [Line Items]
Profits tax rate		16.50%	16.50%	16.50%
Net tax operating loss from subsidiaries (in Dollars)		$ 71,428
Borqs India [Member]
Taxation [Line Items]
Income tax rate		25.17%	25.17%	25.17%
Income tax expense (in Dollars)		$ 1,078	$ 59	$ 445
PRC [Member]
Taxation [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Withholding tax rate		10.00%
Net tax operating loss from subsidiaries (in Dollars)		$ 26,000
Taxable losses expiration term		The PRC taxable losses will expire from 2023 to 2032 if not utilized.
Unrecognized tax benefit income tax expense (in Dollars)
BORQS Beijing [Member]
Taxation [Line Items]
Income tax preferential rate, description		BORQS Beijing was qualified for a High and New Technology Enterprises (“HNTE”) since 2012 and was eligible for a 15% preferential tax rate from 2012 to 2014. In July 2015, BORQS Beijing obtained a new HNTE certificate. BORQS Beijing has successfully renewed the HNTE certificate in December 2021 with effective term of three years until 2023. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE status may enjoy a reduced EIT rate of 15%. For the years ended December 31, 2021, 2022 and 2023, BORQS Beijing enjoyed a preferential tax rate of 15%.
EIT [Member]
Taxation [Line Items]
Statutory income tax rate		25.00%